MONEY MARKET OBLIGATIONS TRUST

Municipal Obligations Fund
Prime Cash Obligations Fund
Prime Value Obligations Fund
Treasury Obligations Fund
---------------------------------------------------------------------------

Institutional Capital Shares
Supplement to Prospectus dated September 30, 2003

I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Invest-By-Phone" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Funds. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUNDS
By Telephone
You may purchase Shares by calling the Funds at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Funds receive your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) with respect to the Municipal Fund and the Prime Cash Fund, and 5:00 p.m. (Eastern time) with respect to the Prime Value Fund and the Treasury Fund and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Funds do not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or Federated Shareholder Services Company, the Funds' transfer agent.

By Mail
You may purchase Shares by mailing your check payable to The Federated
Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or Federated Shareholder Services Company, the Funds' transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Funds receive your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).



II. Please delete the section entitled "How to Redeem Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM SHARES
You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from a Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Funds. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.



DIRECTLY FROM THE FUNDS
By Telephone
You may redeem Shares by calling the Funds at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders.

If you call a Fund by noon (Eastern time) with respect to the Municipal Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund and 5:00 p.m. (Eastern time) with respect to the Prime Value Fund and the Treasury Fund, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call a Fund after noon (Eastern time) with respect to the Municipal Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund and 5:00 p.m. (Eastern time) with respect to Prime Value Fund and Treasury Fund, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail
You may redeem Shares by mailing a written request to the Funds.

Your redemption request will be priced at the NAV next calculated after the Funds receive your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Funds priced your request.

Send requests by mail to:
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.





                                          November 24, 2003


Cusips
60934N633
60934N591
60934N567
60934N823

29608 (11/03)











TRUST FOR U.S. TREASURY OBLIGATIONS
------------------------------------------------------------------------------
(A portfolio Money Market Obligations Trust)
Supplement to Prospectus dated September 30, 2003

I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).



II. Please delete the section entitled "How to Redeem Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM SHARES
You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.



DIRECTLY FROM THE FUND
By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m.(Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail
You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.





                                          November 24, 2003


Cusip 60934N799
29611 (11/03)









MONEY MARKET OBLIGATIONS TRUST
------------------------------------------------------------------------------

Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

Institutional Shares
Institutional Service Shares
Supplement to Prospectuses dated September 30, 2003

I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Funds. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUNDS
By Telephone
You may purchase Shares by calling the Funds at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Funds receive your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders. If you call a Fund by 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. (Eastern time) with respect to the Municipal Fund, the Prime Cash Fund and the Tax-Free Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund, the Prime Value Fund and the Treasury Fund, and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Funds do not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or Federated Shareholder Services Company, the Funds' transfer agent.

By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or Federated Shareholder Services Company, the Funds' transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Funds receive your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).



II. Please delete the section entitled "How to Redeem Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM SHARES
You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from a Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Funds. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.



DIRECTLY FROM THE FUNDS
By Telephone
You may redeem Shares by calling the Funds at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders.

If you call a Fund by noon (Eastern time) with respect to the Municipal Fund and the Tax-Free Fund, 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund, the Prime Value Fund and the Treasury Fund, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call a Fund after noon (Eastern time) with respect to the Municipal Fund and the Tax-Free Fund, 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. Eastern time) with respect to the Prime Cash Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund, the Prime Value Fund and the Treasury Fund, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail
You may redeem Shares by mailing a written request to the Funds.

Your redemption request will be priced at the NAV next calculated after the Funds receive your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Funds priced your request.

Send requests by mail to:
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.




                                          November 24, 2003

Cusips

60394N807   60394N849
60394N641   60394N708
60394N617   60394N575
60394N880   60394N872
60934N104   60934N856
60934N658   60934N203
60934N625   60934N583
60934N401   60934N500

29610 (11/03)













MONEY MARKET OBLIGATIONS TRUST
------------------------------------------------------------------------------

Government Obligations Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

Trust Shares
Supplement to Prospectus September 30, 2003

I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Funds. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUNDS
By Telephone
You may purchase Shares by calling the Funds at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Funds receive your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders. If you call a Fund by 3:00 p.m. (Eastern time) with respect to the Tax-Free Fund or 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Funds do not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or Federated Shareholder Services Company, the Funds' transfer agent.

By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or Federated Shareholder Services Company, the Funds' transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Funds receive your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).



II. Please delete the section entitled "How to Redeem and Exchange Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM AND EXCHANGE SHARES
You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from a Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.



DIRECTLY FROM THE FUNDS
By Telephone
You may redeem or exchange Shares by calling the Funds at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Funds to the extent that such investment professional has been duly authorized by the Funds to accept such orders.

If you call a Fund by noon (Eastern time) with respect to the Tax-Free Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call a Fund after noon (Eastern time) with respect to the Tax-Free Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail
You may redeem or exchange Shares by mailing a written request to the Funds.

Your redemption or exchange request will be priced at the NAV next calculated after the Funds receive your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Funds priced your request.

Send requests by mail to:
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed;
o     signatures of all shareholders exactly as registered; and
o if exchanging, the Fund name and Share class, account number and account registration into which you are exchanging.

Call your investment professional or the Funds if you need special instructions.







                                          November 24, 2003


Cusips
60934N153
60934N146
60934N138
60934N120

29607 (11/03)















ALABAMA MUNICIPAL CASH TRUST
ARIZONA MUNICIPAL CASH TRUST
CALIFORNIA MUNICIPAL CASH TRUST
CONNECTICUT MUNICIPAL CASH TRUST
FLORIDA MUNICIPAL CASH TRUST
GEORGIA MUNICIPAL CASH TRUST
MARYLAND MUNICIPAL CASH TRUST
MASSACHUSETTS MUNICIPAL CASH TRUST
MICHIGAN MUNICIPAL CASH TRUST
MINNESOTA MUNICIPAL CASH TRUST
NEW JERSEY MUNICIPAL CASH TRUST
NEW YORK MUNICIPAL CASH TRUST
NORTH CAROLINA MUNICIPAL CASH TRUST
OHIO MUNICIPAL CASH TRUST
PENNSYLVANIA MUNICIPAL CASH TRUST
VIRGINIA MUNICIPAL CASH TRUST

(Portfolios of Money Market Obligations Trust)
Supplement to the Prospectuses dated December 31, 2002

1. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.
THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:



Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


2. Please delete the section entitled "How to Redeem Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o directly from the Fund if you purchased Shares directly from the Fund. THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by noon (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after noon (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.



                                                             November 24, 2003





Federated Securities Corp., Distributor

Cusip 60934N260         Cusip 60934N518   Cusip 60934N310
Cusip 60934N450         Cusip 60934N237   Cusip 60934N278
Cusip 60934N351         Cusip 60934N377   Cusip 60934N427
Cusip 60934N369         Cusip 60934N385   Cusip 60934N419
Cusip 60934N179         Cusip 60934N161   Cusip 60934N393
Cusip 60934N559         Cusip 60934N484   Cusip 60934N526
Cusip 60934N336         Cusip 60934N492   Cusip 60934N542
Cusip 60934N344         Cusip 60934N476   Cusip 60934N534
Cusip 60934N328         Cusip 60934N468   Cusip 60934N252
Cusip 60934N286         Cusip 60934N294   Cusip 60934N245
29621 (11/03)








FEDERATED MASTER TRUST

(A portfolio of Money Market Obligations Trust)
Supplement to the Prospectus dated September 30, 2003

1. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.
THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:


State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


2. Please delete the section entitled "How to Redeem Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o directly from the Fund if you purchased Shares directly from the Fund. THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem Shares by mailing a written request to the Fund.
Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.





                                                             November 24, 2003





Federated Securities Corp., Distributor

Cusip 60934N740
29592 (11/03)











TAX-FREE INSTRUMENTS TRUST
Institutional Service Shares
(A portfolio of Money Market Obligations Trust)
Supplement to the Prospectus dated May 31, 2003

1. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.
THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


2. Please delete the section entitled "How to Redeem Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o directly from the Fund if you purchased Shares directly from the Fund. THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by noon (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after noon (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem Shares by mailing a written request to the Fund.
Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.





                                                             November 24, 2003





Federated Securities Corp., Distributor

Cusip 60934N187
29594 (11/03)










U.S. TREASURY CASH RESERVES
(A portfolio of Money Market Obligations Trust)
Supplement to the Prospectuses dated June 30, 2003

1. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.
THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:


State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


2. Please delete the section entitled "How to Redeem Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o directly from the Fund if you purchased Shares directly from the Fund. THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by 2:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 2:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem Shares by mailing a written request to the Fund.
Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.





                                                             November 24, 2003





Federated Securities Corp., Distributor

Cusip 60934N682
Cusip 60934N674
29597 (11/03)









TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
(A portfolio of Money Market Obligations Trust)
Supplement to the Prospectus dated September 30, 2003

1. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.
THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:


State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


2. Please delete the section entitled "How to Redeem Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o directly from the Fund if you purchased Shares directly from the Fund. THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem Shares by mailing a written request to the Fund.
Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.





                                                             November 24, 2003





Federated Securities Corp., Distributor

Cusip 60934N781
29596 (11/03)









TRUST FOR GOVERNMENT CASH RESERVES
(A portfolio of Money Market Obligations Trust)
Supplement to the Prospectus dated September 30, 2003

1. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.
THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:


State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


2. Please delete the section entitled "How to Redeem Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM SHARES
You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o directly from the Fund if you purchased Shares directly from the Fund. THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by 2:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 2:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem Shares by mailing a written request to the Fund.
Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.







                                                             November 24, 2003





Federated Securities Corp., Distributor

Cusip 60934N773
29595 (11/03)











AUTOMATED CASH MANAGEMENT TRUST
Cash II Shares
Institutional Service Shares

(A Portfolio of Money Market Obligations Trust)
______________________________________________________________________________
Supplement to the Prospectus dated September 30, 2003



I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:


        HOW TO PURCHASE SHARES

        You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


        DIRECTLY FROM THE FUND


        By Telephone

        You may purchase Shares by calling the Fund at 1-800-341-7400.

        Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

        Send your wire to:

        State Street Bank and Trust Company
        Boston, MA
        Dollar Amount of Wire
        ABA Number 011000028
        Attention: EDGEWIRE
        Wire Order Number, Dealer Number or Group Number
        Nominee/Institution Name

        Fund Name and Number and Account Number

        You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


        By Mail

        You may purchase Shares by mailing your check payable to The Federated Funds to:

        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

        Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).




II. Please delete the section entitled "How to Redeem " through the subsection entitled "By Mail" and replace with the following:


        HOW TO REDEEM SHARES

        You should redeem Shares:

o     through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.




        DIRECTLY FROM THE FUND


        By Telephone

        You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

        If you call the Fund by 5:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

        If you call the Fund after 5:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


        By Mail

        You may redeem Shares by mailing a written request to the Fund.

        Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

        Send requests by mail to:
        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        Send requests by private courier or overnight delivery service to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

        Call your investment professional or the Fund if you need special instructions.












Federated Securities Corp., Distributor

Cusip 60934N831

Cusip 60934N864

29598 (11/03)

                                                      November 24, 2003









TAX-FREE INSTRUMENTS TRUST
Investment Shares
(A portfolio of Money Market Obligations Trust)
Supplement to the Prospectus dated May 31, 2003

1. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.
THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


2. Please delete the section entitled "How to Redeem and Exchange Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM AND EXCHANGE SHARES
You should redeem or exchange Shares:
o through an investment professional if you purchased Shares through an investment professional; or
o directly from the Fund if you purchased Shares directly from the Fund. THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by noon (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after noon (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund. Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.





                                                             November 24, 2003





Federated Securities Corp., Distributor

Cusip 60934N195
29593 (11/03)











AUTOMATED GOVERNMENT CASH RESERVES

(A Portfolio of Money Market Obligations Trust)
_____________________________________________________________________________
Supplement to the Prospectus dated June 30, 2003



I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:


        HOW TO PURCHASE SHARES

        You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


        DIRECTLY FROM THE FUND


        By Telephone

        You may purchase Shares by calling the Fund at 1-800-341-7400.

        Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

        Send your wire to:

        State Street Bank and Trust Company
        Boston, MA
        Dollar Amount of Wire
        ABA Number 011000028
        Attention: EDGEWIRE
        Wire Order Number, Dealer Number or Group Number
        Nominee/Institution Name

        Fund Name and Number and Account Number

        You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


        By Mail

        You may purchase Shares by mailing your check payable to The Federated Funds to:

        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

        Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).



II. Please delete the section entitled "How to Redeem " through the subsection entitled "By Mail" and replace with the following:


        HOW TO REDEEM SHARES

        You should redeem Shares:

o     through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.




        DIRECTLY FROM THE FUND


        By Telephone

        You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

        If you call the Fund by 2:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

        If you call the Fund after 2:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


        By Mail

        You may redeem Shares by mailing a written request to the Fund.

        Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

        Send requests by mail to:
        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        Send requests by private courier or overnight delivery service to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

        Call your investment professional or the Fund if you need special instructions.









Federated Securities Corp., Distributor

Cusip 60934N716

29599 (11/03)

                                                      November 24, 2003














AUTOMATED GOVERNMENT MONEY TRUST

(A Portfolio of Money Market Obligations Trust)
___________________________________________________________________________
Supplement to the Prospectus dated September 30, 2003



I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:


        HOW TO PURCHASE SHARES

        You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


        DIRECTLY FROM THE FUND


        By Telephone

        You may purchase Shares by calling the Fund at 1-800-341-7400.

        Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

        Send your wire to:

        State Street Bank and Trust Company
        Boston, MA
        Dollar Amount of Wire
        ABA Number 011000028
        Attention: EDGEWIRE
        Wire Order Number, Dealer Number or Group Number
        Nominee/Institution Name

        Fund Name and Number and Account Number

        You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


        By Mail

        You may purchase Shares by mailing your check payable to The Federated Funds to:

        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

        Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).




II. Please delete the section entitled "How to Redeem " through the subsection entitled "By Mail" and replace with the following:



        HOW TO REDEEM SHARES

        You should redeem Shares:

o     through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.




        DIRECTLY FROM THE FUND


        By Telephone

        You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

        If you call the Fund by 5:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

        If you call the Fund after 5:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


        By Mail

        You may redeem Shares by mailing a written request to the Fund.

        Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

        Send requests by mail to:
        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        Send requests by private courier or overnight delivery service to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

        Call your investment professional or the Fund if you need special instructions.







Federated Securities Corp., Distributor

Cusip 60934N815

29600 (11/03)

                                                      November 24, 2003











AUTOMATED TREASURY CASH RESERVES

(A Portfolio of Money Market Obligations Trust)
______________________________________________________________________________
Supplement to the Prospectus dated June 30, 2003



I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:


        HOW TO PURCHASE SHARES

        You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


        DIRECTLY FROM THE FUND


        By Telephone

        You may purchase Shares by calling the Fund at 1-800-341-7400.

        Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

        Send your wire to:

        State Street Bank and Trust Company
        Boston, MA
        Dollar Amount of Wire
        ABA Number 011000028
        Attention: EDGEWIRE
        Wire Order Number, Dealer Number or Group Number
        Nominee/Institution Name

        Fund Name and Number and Account Number

        You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


        By Mail

        You may purchase Shares by mailing your check payable to The Federated Funds to:

        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

        Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).




II. Please delete the section entitled "How to Redeem " through the subsection entitled "By Mail" and replace with the following:




      HOW TO REDEEM SHARES

        You should redeem Shares:

o     through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.




        DIRECTLY FROM THE FUND


        By Telephone

        You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

        If you call the Fund by 2:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

        If you call the Fund after 2:00 p.m.(Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


        By Mail

        You may redeem Shares by mailing a written request to the Fund.

        Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

        Send requests by mail to:
        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        Send requests by private courier or overnight delivery service to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

        Call your investment professional or the Fund if you need special instructions.







Federated Securities Corp., Distributor

Cusip 60934N690

29601 (11/03)

                                                      November 24, 2003






FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

(A Portfolio of Money Market Obligations Trust)
____________________________________________________________________________
Supplement to the Prospectus dated September 30, 2003



I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:


        HOW TO PURCHASE SHARES

        You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


        DIRECTLY FROM THE FUND


        By Telephone

        You may purchase Shares by calling the Fund at 1-800-341-7400.

        Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

        Send your wire to:

        State Street Bank and Trust Company
        Boston, MA
        Dollar Amount of Wire
        ABA Number 011000028
        Attention: EDGEWIRE
        Wire Order Number, Dealer Number or Group Number
        Nominee/Institution Name

        Fund Name and Number and Account Number

        You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


        By Mail

        You may purchase Shares by mailing your check payable to The Federated Funds to:

        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

        Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


II. Please delete the section entitled "How to Redeem " through the subsection entitled "By Mail" and replace with the following:


        HOW TO REDEEM SHARES

        You should redeem Shares:

o     through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.




        DIRECTLY FROM THE FUND


        By Telephone

        You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

        If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

        If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


        By Mail

        You may redeem Shares by mailing a written request to the Fund.

        Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

        Send requests by mail to:
        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        Send requests by private courier or overnight delivery service to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

        Call your investment professional or the Fund if you need special instructions.









Federated Securities Corp., Distributor

Cusip 60934N765

29602 (11/03)

                                                      November 24, 2003











FEDERATED TAX-FREE TRUST

(A Portfolio of Money Market Obligations Trust)
_____________________________________________________________________________
Supplement to the Prospectus dated December 31, 2002



I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:


        HOW TO PURCHASE SHARES

        You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


        DIRECTLY FROM THE FUND


        By Telephone

        You may purchase Shares by calling the Fund at 1-800-341-7400.

        Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

        Send your wire to:

        State Street Bank and Trust Company
        Boston, MA
        Dollar Amount of Wire
        ABA Number 011000028
        Attention: EDGEWIRE
        Wire Order Number, Dealer Number or Group Number
        Nominee/Institution Name

        Fund Name and Number and Account Number

        You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


        By Mail

        You may purchase Shares by mailing your check payable to The Federated Funds to:

        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

        Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).




II. Please delete the section entitled "How to Redeem " through the subsection entitled "By Mail" and replace with the following:


        HOW TO REDEEM SHARES

        You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.




        DIRECTLY FROM THE FUND


        By Telephone

        You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

        If you call the Fund by 12:00 noon (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

        If you call the Fund after 12:00 noon (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


        By Mail

        You may redeem Shares by mailing a written request to the Fund.

        Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

        Send requests by mail to:
        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        Send requests by private courier or overnight delivery service to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

        Call your investment professional or the Fund if you need special instructions.





Federated Securities Corp., Distributor

Cusip 60934N666

29603 (11/03)

                                                      November 24, 2003











LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
Class A Shares
Class B Shares

(A Portfolio of Money Market Obligations Trust)
______________________________________________________________________________
Supplement to the Prospectus dated September 30, 2003



I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:


        HOW TO PURCHASE SHARES

        You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


        DIRECTLY FROM THE FUND


        By Telephone

        You may purchase Shares by calling the Fund at 1-800-341-7400.

        Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

        Send your wire to:

        State Street Bank and Trust Company
        Boston, MA
        Dollar Amount of Wire
        ABA Number 011000028
        Attention: EDGEWIRE
        Wire Order Number, Dealer Number or Group Number
        Nominee/Institution Name

        Fund Name and Number and Account Number

        You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


        By Mail

        You may purchase Shares by mailing your check payable to The Federated Funds to:

        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

        Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


II. Please delete the section entitled "How to Redeem and Exchange Shares" through the subsection entitled "By Mail" and replace with the following:


        HOW TO REDEEM  AND EXCHANGE SHARES

        You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem and exchange Shares through your investment professional, you should contact your investment professional directly.




        DIRECTLY FROM THE FUND


        By Telephone

        You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

        If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

        If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


        By Mail

        You may redeem or exchange Shares by mailing a written request to the Fund.

        Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

        Send requests by mail to:
        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        Send requests by private courier or overnight delivery service to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed or exchanged;
o     signatures of all shareholders exactly as registered; and
o     if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

        Call your investment professional or the Fund if you need special instructions.







Federated Securities Corp., Distributor

Cusip 60934N732

Cusip 60934N724

29604 (11/03)

                                                      November 24, 2003












LIQUID CASH TRUST

(A Portfolio of Money Market Obligations Trust)
____________________________________________________________________________
Supplement to the Prospectus dated September 30, 2003



I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:


        HOW TO PURCHASE SHARES

        You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


        DIRECTLY FROM THE FUND


        By Telephone

        You may purchase Shares by calling the Fund at 1-800-341-7400.

        Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

        Send your wire to:

        State Street Bank and Trust Company
        Boston, MA
        Dollar Amount of Wire
        ABA Number 011000028
        Attention: EDGEWIRE
        Wire Order Number, Dealer Number or Group Number
        Nominee/Institution Name

        Fund Name and Number and Account Number

        You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


        By Mail

        You may purchase Shares by mailing your check payable to The Federated Funds to:

        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

        Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).




II. Please delete the section entitled "How to Redeem " through the subsection entitled "By Mail" and replace with the following:


        HOW TO REDEEM SHARES

        You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.




        DIRECTLY FROM THE FUND


        By Telephone

        You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

        If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

        If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


        By Mail

        You may redeem Shares by mailing a written request to the Fund.

        Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

        Send requests by mail to:
        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        Send requests by private courier or overnight delivery service to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

        Call your investment professional or the Fund if you need special instructions.









Federated Securities Corp., Distributor

Cusip 60934N757

29605 (11/03)

                                                      November 24, 2003











MONEY MARKET MANAGEMENT

(A Portfolio of Money Market Obligations Trust)
______________________________________________________________________________
Supplement to the Prospectus dated September 30, 2003



I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:


        HOW TO PURCHASE SHARES

        You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


        DIRECTLY FROM THE FUND


        By Telephone

        You may purchase Shares by calling the Fund at 1-800-341-7400.

        Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

        Send your wire to:

        State Street Bank and Trust Company
        Boston, MA
        Dollar Amount of Wire
        ABA Number 011000028
        Attention: EDGEWIRE
        Wire Order Number, Dealer Number or Group Number
        Nominee/Institution Name

        Fund Name and Number and Account Number

        You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


        By Mail

        You may purchase Shares by mailing your check payable to The Federated Funds to:

        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

        Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


II. Please delete the section entitled "How to Redeem and Exchange Shares" through the subsection entitled "By Mail" and replace with the following:



        HOW TO REDEEM  AND EXCHANGE SHARES

        You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem and exchange Shares through your investment professional, you should contact your investment professional directly.




        DIRECTLY FROM THE FUND


        By Telephone

        You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

        If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

        If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


        By Mail

        You may redeem or exchange Shares by mailing a written request to the Fund.

        Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

        Send requests by mail to:
        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        Send requests by private courier or overnight delivery service to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed or exchanged;
o     signatures of all shareholders exactly as registered; and
o     if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

        Call your investment professional or the Fund if you need special instructions.







Federated Securities Corp., Distributor

Cusip 60934N211

29606 (11/03)

                                                      November 24, 2003













MONEY MARKET TRUST

(A Portfolio of Money Market Obligations Trust)
_______________________________________________________________________________
Supplement to the Prospectus dated September 30, 2003



I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:


        HOW TO PURCHASE SHARES

        You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.


        DIRECTLY FROM THE FUND


        By Telephone

        You may purchase Shares by calling the Fund at 1-800-341-7400.

        Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

        Send your wire to:

        State Street Bank and Trust Company
        Boston, MA
        Dollar Amount of Wire
        ABA Number 011000028
        Attention: EDGEWIRE
        Wire Order Number, Dealer Number or Group Number
        Nominee/Institution Name

        Fund Name and Number and Account Number

        You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


        By Mail

        You may purchase Shares by mailing your check payable to The Federated Funds to:

        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

        Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).


II. Please delete the section entitled "How to Redeem " through the subsection entitled "By Mail" and replace with the following:



        HOW TO REDEEM SHARES

        You should redeem Shares:

o     through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.


        THROUGH AN INVESTMENT PROFESSIONAL

        Submit your redemption request to your investment professional. Investment professionals are responsible for promptly submitting redemption requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

        If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

        If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem Shares through your investment professional, you should contact your investment professional directly.




        DIRECTLY FROM THE FUND


        By Telephone

        You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

        If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

        If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


        By Mail

        You may redeem Shares by mailing a written request to the Fund.

        Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

        Send requests by mail to:
        Federated Shareholder Services Company
        P.O. Box 8600
        Boston, MA 02266-8600

        Send requests by private courier or overnight delivery service to:

        Federated Shareholder Services Company
        1099 Hingham Street
        Rockland, MA 02370-3317

        All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.

        Call your investment professional or the Fund if you need special instructions.







Federated Securities Corp., Distributor

Cusip 60934N299

29607 (11/03)

                                                      November 24, 2003






PRIME MANAGEMENT OBLIGATIONS FUND
Institutional Shares
(A portfolio of Money Market Obligations Trust)
Supplement to Prospectus dated April 30, 2003

I. Please delete the section entitled "How to Purchase Shares" through the subsection entitled "By Check" and replace with the following:

HOW TO PURCHASE SHARES
You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.

THROUGH AN INVESTMENT PROFESSIONAL
   Submit your purchase order to your investment professional. Investment professionals are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

   If your investment professional submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your investment professional submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

   If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to purchase Shares through your investment professional, you should contact your investment professional directly.

DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

By Mail
You may purchase Shares by mailing your check payable to The Federated Funds to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).



II. Please delete the section entitled "How to Redeem Shares" through the subsection entitled "By Mail" and replace with the following:

HOW TO REDEEM AND EXCHANGE SHARES
You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional. Investment professionals are responsible for promptly submitting redemption and exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your investment professional submits your redemption request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your investment professional submits your redemption request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with an investment professional, you will have to follow the investment professional's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your investment professional, you should contact your investment professional directly.



DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by an investment professional will be deemed receipt by the Fund to the extent that such investment professional has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered;
o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.





                                          November 24, 2003


Cusip 60934N112
29629 (11/03)